[Deutsche Asset Management logo omitted]

                                                                 Mutual Fund
                                                                  Annual Report
[graphic omitted]
                                                              September 30, 2000

PreservationPlus

Formerly BT PreservationPlus Fund

                                             A Member of the Deutsche Bank Group
                                                                  [logo omitted]

PreservationPlus
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................   3

              PRESERVATIONPLUS
                 Statement of Assets and Liabilities .....................   9
                 Statement of Operations .................................  10
                 Statements of Changes in Net Assets .....................  11
                 Financial Highlights ....................................  12
                 Notes to Financial Statements ...........................  16
                 Report of Independent Auditors ..........................  19
                 Tax Information .........................................  19

              PRESERVATIONPLUS PORTFOLIO
                 Schedule of Portfolio Investments .......................  20
                 Statement of Assets and Liabilities .....................  25
                 Statement of Operations .................................  26
                 Statements of Changes in Net Assets .....................  27
                 Financial Highlights ....................................  28
                 Notes to Financial Statements ...........................  29
                 Report of Independent Auditors ..........................  31




--------------------------------------------------------------------------------
            The Fund is not insured by the FDIC and is not a deposit,
            obligation of or guaranteed by Deutsche Bank. The Fund is
             subject to investment risks, including possible loss of
                           principal amount invested.
--------------------------------------------------------------------------------
                                        2

PreservationPlus
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for the year ended September 30, 2000 for PreservationPlus (the "Fund"). It provides a review of the market, the Portfolio, and our outlook. Included is a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

PreservationPlus was the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC, commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457, and not-for-profit 403(b) plans.

MARKET ACTIVITY
OVERALL, THE US FIXED INCOME MARKETS PERFORMED STRONGLY DURING THE FISCAL YEAR.
o For the twelve months ending September 30, 2000, commercial mortgage-backed securities and mortgage-backed securities performed the best of the US bond market sectors, with nominal annual returns of 7.80% and 7.42%, respectively.
o An inverted yield curve combined with the uncertainty surrounding the length and extent of the Federal Reserve Board tightening campaign led US Treasuries to a close second with a nominal annual return of 7.29%. For the fiscal year, two-year US Treasury yields declined 0.37% to 5.97%, five-year Treasury yields dropped 0.09% to 5.84%, ten-year Treasury yields fell 0.08% to 5.80%, and the thirty-year Treasury yield declined 0.17% to 5.88%. On a calendar basis, Treasuries are shaping up to potentially have their best yearly return since 1995.
o In response to an aggressive Federal Reserve Board, a diminishing supply of longer-dated US Treasuries, and the US Treasury's debt buyback program, the Treasury yield curve became significantly inverted for the first time since 1990. By early March, thirty-year, ten-year, and five-year yields were all lower than two-year Treasury yields.
o These same factors caused the corporate and asset-backed "spread sectors" to comparatively underperform US Treasuries for the fiscal year. Still, the nominal annual return for corporate bonds was 5.87%, and the nominal annual return for asset-backed securities was 6.92%. Higher quality corporate credits significantly outperformed lower quality credits, as investors sought the greater degree of safety associated with higher quality.

SUCH STRONG PERFORMANCE BY THE US FIXED INCOME MARKETS FOR THE FISCAL YEAR WAS ESPECIALLY REMARKABLE IN LIGHT OF THE MANY CHALLENGES PRESENTED DURING THE PERIOD.
o In an attempt to quell rising inflation and unsustainably strong economic growth, the Federal Reserve Board raised interest rates by 1.25% through four hikes during the fiscal year. Continuing their gradual approach from the summer of 1999, the Federal Reserve Board raised the targeted federal funds rate by 0.25% at each of their November 1999 and February and March 2000 meetings. In a more aggressive effort to slow the economy, the Federal Reserve Board then raised interest rates by 0.50% in May. Since then, the Federal Reserve Board has chosen not to raise interest rates, primarily based on signs that the economy may be slowing. On September 30, 2000, the targeted federal funds rate stood at 6.50%.
o The US Treasury announced its decision in mid-March to reduce the number of auctions held and to institute a buyback program, whereby the US Treasury would buy back its own thirty-year issues with budget surplus monies. Year-to-date, the Treasury has purchased $22.25 billion of outstanding debt, on schedule to meet their previously announced $30 billion for the year 2000.
o Dominant market technicals shifted during the third calendar quarter, as the Federal Reserve Board appeared to have engineered a comfortable "soft landing" for the US economy. This background created a suitable environment for investors to reenter the credit markets. As a result, the yield curve steepened 0.38% during the quarter, dramatically reversing the significant inversion of the prior six months. The yield curve inverted by as much as 0.76% earlier in the year, but ended the period inverted by only 0.08%. In addition, with the exception of BBB corporates, all major credit-dependent "spread sectors" -- i.e. corporate, mortgage and asset-backed -- outperformed comparable duration Treasuries in the third quarter.

INVESTMENT REVIEW
THE FUND WAS DIVERSIFIED ACROSS THE MAJOR SECTORS OF THE INVESTMENT GRADE FIXED INCOME MARKET. As of September 30, 2000, the portfolio was allocated 26.8% to corporate bonds, 32.2% to mortgage-backed and agency obligations, 28.6% to asset-backed securities, 10.9% to US Treasuries, 2.4% to foreign debt and 11.2% to cash equivalents. This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically

--------------------------------------------------------------------------------
                                        3

PreservationPlus
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

offered higher yields than US government securities. Additionally, theFund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

THE FUND WAS THE FIRST SEC REGISTERED MUTUAL FUND TO MAKE USE OF WRAPPER AGREEMENTS TO SEEK TO MAINTAIN PRINCIPAL STABILITY IN THE FACE OF FLUCTUATIONS IN VALUES DUE TO CHANGES IN YIELDS. To date, we have negotiated four Wrapper

                                                                 CUMULATIVE                 AVERAGE ANNUAL
                                                               TOTAL RETURNS                 TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
   Periods ended                                            Past 1          Since       Past 1           Since
   September 30, 2000                                         year       inception        year       inception
---------------------------------------------------------------------------------------------------------------------------
 PRESERVATIONPLUS INSTITUTIONAL CLASS1
   (INCEPTION 12/14/97)                                       5.91%         17.14%        5.91%          5.81%
---------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index2                  5.99%         16.22%3       5.99%          5.62%3
---------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Aggregate Index2                 6.26%         17.84%3       6.26%          6.15%3
---------------------------------------------------------------------------------------------------------------------------
 iMoneyNet First Tier Retail Money Funds Average2             5.55%         14.55%3       5.55%          5.06%3
---------------------------------------------------------------------------------------------------------------------------
 PRESERVATIONPLUS INSTITUTIONAL
   SERVICE CLASS1,5 (INCEPTION 4/1/98)                        5.75%         14.73%        5.75%          5.65%
---------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index2                  5.99%         14.56%3       5.99%          5.59%3
---------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Aggregate Index2                 6.25%         16.08%3       6.25%          6.13%3
---------------------------------------------------------------------------------------------------------------------------
 iMoneyNet First Tier Retail Money Funds Average2             5.55%         13.12%3       5.55%          5.05%3
---------------------------------------------------------------------------------------------------------------------------
 PRESERVATIONPLUS INVESTMENT CLASS1 (FORMERLY
   SERVICE CLASS)4 (INCEPTION 9/23/98)                        5.64%         11.30%        5.64%          5.44%
---------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index2                  5.99%          9.53%3       5.99%          4.66%3
---------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Aggregate Index2                 5.82%         11.44%3       5.82%          5.56%3
---------------------------------------------------------------------------------------------------------------------------
 iMoneyNet First Tier Retail Money Funds Average2             5.55%         10.35%3       5.55%          5.04%3
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund. Performance figures for the classes differ because each class maintains a distinct expense structure.

   The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable share value. The Fund holds fixed income securities, money market and other instruments, and enters into Wrapper Agreements with financial institutions, such as insurance companies and banks. These agreements are intended to stabilize the value per share. The Fund may invest in derivatives that may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.

2 The Lehman 1-3 year Government/Corporate Index, our primary benchmark, is an unmanaged total return index consisting of US Government agency securities, US Government Treasury securities and all investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. Money Fund Report Averages, a service of iMoneyNet, Inc., are averages of categories of similar money market funds. Benchmark returns do not reflect expenses, which have been deducted from the Fund's return.

3 The benchmarks for the Since Inception time periods are calculated from December 31, 1997, for the Institutional Class, from March 31, 1998, for the Institutional Service Class, and from September 30, 1998 for the Investment Class (formerly Service Class).

4 On December 31, 1999, the PreservationPlus Investment Class was liquidated. On January 31, 2000, the PreservationPlus Service Class was renamed the PreservationPlus Investment Class.

5 On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.

--------------------------------------------------------------------------------
                                        4

PreservationPlus
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Wrapper Agreements, each of which covers approximately one quarter of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of September 30, 2000, are issued by Bank of America NT&SA, National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co. This continued to be a successful strategy for the Fund.

THE FUND HAS MAINTAINED A HIGH QUALITY PORTFOLIO. The average credit quality of investments in the Fund was AA+ at the end of the fiscal year, measured using Standard & Poor's ratings. The average quality of the issuers of the Wrapper Agreements improved during the period from AA- at September 30, 1999, to AA on September 30, 2000, measured using Standard & Poor's ratings. The Fund's duration at September 30, 2000, stood at 3.31 years.

MANAGER OUTLOOK
With the US economy showing signs of coming into better balance, i.e. with demand moderating and productivity rising, the outlook for the US financial markets has improved. Indeed, we feel more confident now that the economy may be able to achieve a relatively smooth adjustment to a more sustainable growth path by 2001. Still, recent developments could easily prove ephemeral, and we continue to expect that some additional firming of financial market conditions will yet be needed to correct the economy's lingering imbalances. While the likelihood of a really severe landing has receded, it has by no means been eliminated. And even the most graceful of "soft landings" would likely entail a less favorable growth/inflation/profits mix than the virtual nirvana that has underpinned the US equity markets in recent years.

Thus, we remain cautious about the outlook for the US fixed income markets, although less so than at almost any time in the last year or so when there was little evidence that the adjustment process needed by the US economy was underway. We agree with the consensus outlook that the Federal Reserve Board is nearing the end of its tightening bias. Further, the supply/demand picture for US bonds is constructive.

We maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting the highest quality spread sector assets at the maximum yield possible, while normally maintaining a 10% cash allocation to provide liquidity. This liquidity facilitates the management of daily investor cash flows.

We value your support of PreservationPlus and look forward to serving your investment needs in the years ahead.

/S/SIGNATURES ERIC KIRSCH, JOHN AXTELL AND LOUIS R. D'ARIENZO

Eric Kirsch, John Axtell and Louis R. D'Arienzo
Portfolio Managers of the PRESERVATIONPLUS PORTFOLIO
September 30, 2000

--------------------------------------------------------------------------------
 PORTFOLIO DIVERSIFICATION
 By Sector as of September 30, 2000
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

 Mortgage Backed &Agency Obligations ..............  28.74%

 Asset Backed .....................................  25.54

 Financial Services ...............................  12.16

 Money Market Fund ................................  10.05

 Industrial .......................................   6.89

 US Treasury Bill .................................   6.84

 US Treasury Notes ................................   2.81

 Utilities ........................................   3.31

 Foreign Debt .....................................   2.12

 Other Corporate ..................................   1.54

--------------------------------------------------------------------------------
                                        5

PreservationPlus
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

PRESERVATIONPLUS INSTITUTIONAL CLASS
GROWTH OF A $10,000 INVESTMENT (SINCE DECEMBER 14, 1997)1

[graphic omitted]
plot points as follows:

               Wrapped          Lehman         Intermediate    Aggregate
12/14/97       10027            10000          10000           10000
3/98           10170            10096          10124           10148
6/98           10317            10252          10248           10301
9/98           10467            10555          10375           10457
12/98          10617            10639          10497           10616
3/99           10763            10706          10610           10770
6/99           10909            10761          10723           10928
9/99           11060            10893          10844           11090
12/99          11217            10928          10978           11256
3/00           11377            11088          11120           11424
6/00           11543            11326          11276           11602
9/00           11714            11622          11455           11784

                   Average Annual Total Return for the Periods
                       Ended September 30, 2000 (excluding
                           2% maximum redemption fee)

                      One Year 5.91% Since 12/14/971 5.81%

--------------------------------------------------------------------------------
1 The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund. Performance figures for the classes differ because each class maintains a distinct expense structure.

The Lehman 1-3 year Government/Corporate Index, our primary benchmark, is an unmanaged total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. Money Fund Report Averages, a service of iMoneyNet, Inc., are averages of categories of similar money market funds.

Benchmark returns are for the period beginning December 31, 1997.

--------------------------------------------------------------------------------
                                        6

PreservationPlus
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON [graphic omitted] plot points as follows:

PRESERVATIONPLUS INSTITUTIONAL SERVICE CLASS
GROWTH OF A $10,000 INVESTMENT (SINCE APRIL 1, 1998)1

                  Wrapped           Lehman           Intermediate      Aggregate
3/98              10000             10000            10000             10000
6/98              10139             10154            10122             10150
9/98              10282             10454            10249             10303
12/98             10426             10538            10369             10459
3/99              10565             10604            10480             10611
6/99              10705             10658            10592             10766
9/99              10848             10790            10712             10925
12/99             10999             10824            10844             11088
3/00              11151             10982            10985             11254
6/00              11309             11218            11138             11429
9/00              11473             11456            11312             11608


                   Average Annual Total Return for the Periods
                       Ended September 30, 2000 (excluding
                           2% maximum redemption fee)

                       One Year 5.75% Since 4/1/981 5.65%

--------------------------------------------------------------------------------
1 The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund. Performance figures for the classes differ because each class maintains a distinct expense structure.

The Lehman 1-3 year Government/Corporate Index, our primary benchmark, is an unmanaged total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. Money Fund Report Averages, a service of iMoneyNet, Inc., are averages of categories of similar money market funds.

Benchmark returns are for the period beginning March 31, 1998.

--------------------------------------------------------------------------------
                                        7

PreservationPlus
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

[graphic omitted]
plot points as follows:

PRESERVATIONPLUS INVESTMENT CLASS (formerly Service Class)1
GROWTH OF A $10,000 INVESTMENT (SINCE SEPTEMBER 23, 1998)2

                  Wrapped           Lehman           Intermediate      Aggregate
9/23/98           10010             10000            10000             10000
12/98             10145             10080            10117             10129
3/99              10274             10153            10226             10257
6/99              10403             10209            10335             10391
9/99              10536             10334            10452             10531
12/99             10676             10399            10581             10676
3/00              10817             10530            10718             10825
6/00              10970             10705            10868             10983
9/00              11130             10953            11035             11144


                   Average Annual Total Return for the Periods
                       Ended September 30, 2000 (excluding
                           2% maximum redemption fee)

                       One Year 5.64% Since 9/23/982 5.44%

--------------------------------------------------------------------------------
1 On December 31, 1999, PreservationPlus Investment Class was liquidated. On January 31, 2000, PreservationPlus Service Class was renamed the PreservationPlus Investment Class.

2  The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods had certain fees and expenses not been waived by the Fund. Performance figures for the classes differ because each class maintains a distinct expense structure.

The Lehman 1-3 year Government/Corporate Index, our primary benchmark, is an unmanaged total return index consisting of USGovernment agency securities, USGovernment Treasury securities and investment grade corporate debt securities with maturities of one to three years.The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate AggregateIndex and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. Money FundReport Averages, a service of iMoneyNet,Inc., are averages of categories of similar money market funds.

Benchmark returns are for the period beginning September 30, 1998.

--------------------------------------------------------------------------------
                                        8

PreservationPlus
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
   Investment in PreservationPlus Portfolio, at Value ...........  $309,460,123
   Receivable for Shares of Beneficial Interest Subscribed ......     2,844,663
   Prepaid Expenses and Other ...................................       250,177
   Due from Bankers Trust .......................................       116,322
                                                                   ------------
Total Assets ....................................................   312,671,285
                                                                   ------------
LIABILITIES
   Dividend Payable .............................................     1,470,718
   Payable for Shares ofBeneficial Interest Redeemed ............       175,109
   Accrued Expenses and Other ...................................       383,354
                                                                   ------------
Total Liabilities ...............................................     2,029,181
                                                                   ------------
NET ASSETS ......................................................  $310,642,104
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in Capital ..............................................  $310,641,237
   Accumulated Net Realized Loss on Investment Transactions .....    (1,928,613)
   Net Unrealized Depreciation on Investments ...................    (4,835,194)
   Unrealized Appreciation on Wrapper Agreements ................     6,764,674
                                                                   ------------
NET ASSETS ......................................................  $310,642,104
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Institutional Class Shares1 ..................................  $      10.00
                                                                   ============
   Institutional Service Class Shares2,4 ........................  $      10.00
                                                                   ============
   Investment Class Shares3 (formerly Service Class)5 ...........  $      10.00
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value, offering and redemption price per share (based on net assets of $199,121,104 and 19,912,109 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
2 Net asset value, offering and redemption price per share (based on net assets of $75,132,503 and 7,513,251 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
3 Net asset value, offering and redemption price per share (based on net assets of $36,388,497 and 3,638,848 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
4 On October 18, 1999, PreservationPlus InstitutionalService Class ceased establishing new accounts.
5 On December 31, 1999, PreservationPlus Investment Class was liquidated. On January 31, 2000,PreservationPlus Service Class was renamed PreservationPlus Investment Class.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

PreservationPlus
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from PreservationPlus Portfolio, Net .........  $19,642,232
                                                                    -----------
EXPENSES
   Administration and Service Fees:
     Institutional Class .........................................      195,848
     Institutional Service Class1 ................................      104,682
     Investment Class (formerly Service Class)2 ..................       86,343
     Investment Class3 ...........................................        7,441
   Shareholder Service Fee:
     Institutional Service Class1 ................................      157,022
     Investment Class (formerly Service Class)2 ..................       86,343
   Organization Expenses .........................................       45,322
   Professional Fees .............................................       16,987
   Registration Fees .............................................        5,668
   Printing and Shareholder Reports ..............................        5,042
   Trustees Fees .................................................        4,489
   Miscellaneous .................................................        1,486
                                                                    -----------
Total Expenses ...................................................      716,673
Less: Fee Waivers or Expense Reimbursements
     Institutional Class .........................................     (131,302)
     Institutional Service Class1 ................................      (76,388)
     Investment Class (formerly Service Class)2 ..................      (88,275)
     Investment Class3 ...........................................         (719)
                                                                    -----------
Net Expenses .....................................................      419,989
                                                                    -----------
NET INVESTMENT INCOME ............................................   19,222,243
                                                                    -----------
   Net Realized Gain from Investment Transactions ................      278,459
   Net Change in Unrealized Appreciation/Depreciation
     on Investments ..............................................      681,310
   Net Change in Unrealized Appreciation/Depreciation
     on Wrapper Agreements .......................................     (959,769)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND WRAPPER AGREEMENTS ........................................           --
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $19,222,243
                                                                    ===========

--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.
2 On January 31, 2000, PreservationPlus Service Class was renamed PreservationPlus Investment Class.
3  On December 31, 1999,PreservationPlus Investment Class was liquidated.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

PreservationPlus
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            FOR THE YEARS ENDED SEPTEMBER 30,
                                                                               2000                   1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ................................................  $ 19,222,243          $ 15,863,943
   Net Realized Gain (Loss) from Investment Transactions ................       278,459            (2,122,205)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments .....................................................       681,310            (9,468,496)
   Net Change in Unrealized Appreciation/Depreciation
     on Wrapper Agreements ..............................................      (959,769)           11,590,701
                                                                           ------------          ------------
   Net Increase in Net Assets from Operations ...........................    19,222,243            15,863,943
                                                                           ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
     Institutional Class ................................................   (11,277,486)           (9,995,052)
     Institutional Service Class1 .......................................    (5,843,961)           (4,330,326)
     Investment Class (formerly Service Class)2 .........................    (1,902,089)             (514,628)
     Investment Class3 ..................................................      (198,707)           (1,023,937)
   Net Realized Gain from Investment Transactions4
     Institutional Class ................................................            --              (874,487)
     Institutional Service Class1 .......................................            --              (284,725)
     Investment Class (formerly Service Class)2 .........................            --               (14,071)
     Investment Class3 ..................................................            --               (90,966)
                                                                           ------------          ------------
Total Distributions .....................................................   (19,222,243)          (17,128,192)
                                                                           ------------          ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Increase Resulting from Institutional Class Shares ...............    12,557,882            25,244,841
   Net Increase (Decrease) Resulting from Institutional
     Service Class Shares1 ..............................................   (39,802,873)           60,083,543
   Net Increase Resulting from Investment Class Shares
     (formerly Service Class)2 ..........................................    19,289,788            16,708,354
   Net Increase (Decrease) Resulting from Investment
     Class Shares3 ......................................................   (21,754,347)            6,841,984
                                                                           ------------          ------------
Net Increase (Decrease) from Capital Transactions in
   Shares of Beneficial Interest ........................................   (29,709,550)          108,878,722
                                                                           ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................   (29,709,550)          107,614,473
NET ASSETS
   Beginning of Year ....................................................   340,351,654           232,737,181
                                                                           ------------          ------------
   End of Year ..........................................................  $310,642,104          $340,351,654
                                                                           ============          ============

--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.
2 On January 31, 2000, PreservationPlus Service Class was renamed PreservationPlus Investment Class.
3  On December 31, 1999,PreservationPlus Investment Class was liquidated.
4  See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS                                                                             FOR THE PERIOD
                                                              FOR THE             FOR THE        DEC. 14, 19971
                                                            YEAR ENDED          YEAR ENDED           THROUGH
                                                          SEPT. 30, 2000      SEPT. 30, 1999     SEPT. 30, 1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........................  $  10.00            $  10.00          $  10.00
                                                                --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income .....................................      0.58                0.55              0.46
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .....................................     (0.58)              (0.55)            (0.46)
   Net Realized Gains from Investment
     Transactions2 ...........................................        --               (0.05)               --
   Reverse Stock Split2 ......................................        --                0.05                --
                                                                --------            --------          --------
NET ASSET VALUE, END OF PERIOD ...............................  $  10.00            $  10.00          $  10.00
                                                                ========            ========          ========
TOTAL INVESTMENT RETURN ......................................      5.91%               5.66%             5.91%3
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ..................  $199,121            $186,563          $162,193
   Ratios to Average Net Assets:
     Net Investment Income ...................................      5.76%               5.53%             5.79%3
     Expenses After Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ............................................      0.40%               0.40%             0.40%3
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ............................................      0.60%               0.66%             0.90%3

--------------------------------------------------------------------------------
1 Commencement of operations.
2 See Note 4 in Notes to Financial Statements.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL SERVICE CLASS1                                                                    FOR THE PERIOD
                                                              FOR THE             FOR THE        APRIL 1, 19982
                                                            YEAR ENDED          YEAR ENDED           THROUGH
                                                          SEPT. 30, 2000      SEPT. 30, 1999     SEPT. 30, 1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........................  $ 10.00            $  10.00           $ 10.00
                                                               -------            --------           -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ....................................     0.56                0.54              0.28
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ....................................    (0.56)              (0.54)            (0.28)
   Net Realized Gains from Investment
     Transactions3 ..........................................       --               (0.05)               --
   Reverse Stock Split3 .....................................       --                0.05                --
                                                               -------            --------           -------
NET ASSET VALUE, END OF PERIOD ..............................  $ 10.00            $  10.00           $ 10.00
                                                               =======            ========           =======
TOTAL INVESTMENT RETURN .....................................     5.75%               5.50%             5.78%4
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) .................  $75,133            $114,935           $55,137
   Ratios to Average Net Assets:
     Net Investment Income ..................................     5.60%               5.43%             5.66%4
     Expenses After Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ...........................................     0.55%               0.55%             0.55%4
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ...........................................     0.76%               0.83%             0.94%4

--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.
2  Commencement of operations.
3  See Note 4 in Notes to Financial Statements.
4  Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT CLASS                                                                                FOR THE PERIOD
 (FORMERLY SERVICE CLASS)1                                    FOR THE             FOR THE        SEPT. 23, 19982
                                                            YEAR ENDED          YEAR ENDED           THROUGH
                                                          SEPT. 30, 2000      SEPT. 30, 1999     SEPT. 30, 1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $ 10.00             $ 10.00            $10.00
                                                              -------             -------            ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...................................     0.55                0.51              0.01
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...................................    (0.55)              (0.51)            (0.01)
   Net Realized Gains from Investment
     Transactions3 .........................................       --               (0.05)               --
   Reverse Stock Split3 ....................................       --                0.05                --
                                                              -------             -------            ------
NET ASSET VALUE, END OF PERIOD .............................  $ 10.00             $ 10.00            $10.00
                                                              =======             =======            ======
TOTAL INVESTMENT RETURN ....................................     5.64%               5.25%             5.42%4
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ................  $36,388             $17,099            $  404
   Ratios to Average Net Assets:
     Net Investment Income .................................     5.49%               5.20%             5.42%4
     Expenses After Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ..........................................     0.65%               0.80%             0.80%4
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ..........................................     1.05%               1.18%             1.23%4

--------------------------------------------------------------------------------
1 On January 31, 2000, PreservationPlus Service Class was renamed PreservationPlus Investment Class.
2  Commencement of operations.
3  See Note 4 in Notes to Financial Statements.
4  Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT CLASS1                                        FOR THE PERIOD                         FOR THE PERIOD
                                                          OCTOBER 1, 1999          FOR THE      OCTOBER 1, 19972
                                                              THROUGH            YEAR ENDED          THROUGH
                                                         DECEMBER 31, 1999     SEPT. 30, 1999    SEPT. 30, 1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $10.00             $ 10.00           $ 10.00
                                                              ------             -------           -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ...................................    0.14                0.54              0.56
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...................................   (0.14)              (0.54)            (0.56)
   Net Realized Gains from Investment
     Transactions3 .........................................      --               (0.05)               --
   Reverse Stock Split3 ....................................      --                0.05                --
                                                              ------             -------           -------
NET ASSET VALUE, END OF PERIOD .............................  $10.00             $ 10.00           $ 10.00
                                                              ======             =======           =======
TOTAL INVESTMENT RETURN ....................................    1.38%               5.50%             5.76%4
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ................  $   --             $21,754           $15,003
   Ratios to Average Net Assets:
     Net Investment Income .................................    5.43%4              5.43%             5.65%
     Expenses After Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ..........................................    0.55%4              0.55%             0.55%
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus
        Portfolio ..........................................    1.08%4              1.00%             1.06%

--------------------------------------------------------------------------------
1 On December 31, 1999,PreservationPlus Investment Class was liquidated.
2 Commencement of operations.
3 See Note 4 in Notes to Financial Statements.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

PreservationPlus
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. PreservationPlus (the "Fund") is one of the funds offered to investors by the Trust.

The Fund currently offers two classes of shares to investors; Institutional Class and Investment Class (formerly Service Class). As of October 18, 1999, the Fund's Institutional Service Class has ceased establishing new accounts. The Fund's former Investment Class was liquidated on December 31, 1999. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Institutional, Institutional Service and Investment Classes began operations and offering shares of beneficial interest on December 14, 1997, April 1, 1998 and September 23, 1998, respectively.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the PreservationPlus Portfolio (the "Portfolio"). The Portfolio is a series of BT Investment Portfolios and an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 2000, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis. Securities transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro-rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund has deferred a post October capital loss of $200,691 to the next year.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds and each of its classes. Expenses directly attributable to a fund or class are charged to that fund or class, while expenses which are attributable to the Trust are allocated among the funds in the Trust and within the Fund to the classes on the basis of relative net assets.

--------------------------------------------------------------------------------
                                       16

PreservationPlus
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirectly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .10% of average daily net assets for the Institutional and Institutional Service classes and .25% of average daily net assets for the Investment class.

The Institutional Service and Investment Classes are also subject to a shareholder servicing fees in the maximum amount of .15% and .25% of average daily net assets, respectively.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Class through January 31, 2001, to the extent necessary, to limit all expenses as follows: Institutional Class to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and .40% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Service Class to .20% of the average daily net assets of the Class, excluding expenses of the Portfolio and .55% of the average daily net assets of the Class, including expenses of the Portfolio; and Investment Class to .30% of the average daily net assets of the Class, excluding expenses of the Portfolio and .65% of the average daily net assets of the Class, including expenses of the Portfolio.

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange shares. Under normal circumstances, redemptions of shares that are qualified are not subject to a redemption fee. Redemptions of shares that are not qualified and that are made when the redemptions of shares are not directed by plan participants and that are made on less than 12 months prior notice are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.

ICC Distributors, Inc., provides distribution services to the Fund.

--------------------------------------------------------------------------------
                                       17

PreservationPlus
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At September 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                         INSTITUTIONAL CLASS SHARES                       INSTITUTIONAL SERVICE CLASS SHARES1
             -------------------------------------------------     -------------------------------------------------
                      FOR THE                  FOR THE                      FOR THE                 FOR THE
                    YEAR ENDED               YEAR ENDED                   YEAR ENDED              YEAR ENDED
                SEPTEMBER 30, 2000       SEPTEMBER 30, 1999           SEPTEMBER 30, 2000      SEPTEMBER 30, 1999
             -------------------------------------------------     -------------------------------------------------
                SHARES      AMOUNT       SHARES      AMOUNT          SHARES       AMOUNT       SHARES      AMOUNT
             ----------  -----------  ----------  ------------     ----------  ------------  ---------- ------------
Sold          9,468,243 $ 94,682,433   5,332,928  $ 53,329,280      2,293,428  $ 22,934,283   8,620,987 $ 86,209,870
Reinvested    1,108,732   11,087,321   1,162,241    11,622,407        586,497     5,864,968     483,386    4,833,857
Stock Split2         --           --     (87,449)           --             --            --     (28,473)          --
Redeemed     (9,321,187) (93,211,872) (3,970,685)  (39,706,846)    (6,860,212)  (68,602,121) (3,096,018) (30,960,184)
             ---------- ------------  ----------  ------------     ----------  ------------  ---------- ------------
Net Increase
   (Decrease) 1,255,788 $ 12,557,882   2,437,035  $ 25,244,841     (3,980,287) $(39,802,870)  5,979,882 $ 60,083,543
             ========== ============  ==========  ============     ==========  ============  ========== ============

              INVESTMENT CLASS SHARES3 (FORMERLY SERVICE CLASS)                INVESTMENT CLASS SHARES4
             --------------------------------------------------     --------------------------------------------------
                                                                        FOR THE PERIOD
                      FOR THE                  FOR THE                  OCTOBER 1, 1999             FOR THE
                    YEAR ENDED               YEAR ENDED                     THROUGH               YEAR ENDED
                SEPTEMBER 30, 2000       SEPTEMBER 30, 1999            DECEMBER 31, 1999      SEPTEMBER 30, 1999
             --------------------------------------------------     --------------------------------------------------
                SHARES      AMOUNT        SHARES       AMOUNT          SHARES      AMOUNT      SHARES       AMOUNT
             ----------  ------------   ---------   -----------     ----------  ------------  ----------  ------------
Sold          4,193,588  $ 41,935,876   1,822,089   $18,220,889        180,584  $  1,805,837   1,850,751  $ 18,507,512
Reinvested      180,195     1,801,960      52,812       528,121         19,566       195,665     117,139     1,171,387
Stock Split2 (2,444,806)           --      (1,407)           --             --            --      (9,097)           --
Redeemed             --   (24,448,048)   (204,066)   (2,040,656)    (2,375,585)  (23,755,849) (1,283,691)  (12,836,915)
             ----------  ------------   ---------   -----------     ----------  ------------  ----------  ------------
Net Increase
   (Decrease) 1,928,977  $ 19,289,788   1,669,428   $16,708,354     (2,175,435) $(21,754,347)   675,102   $  6,841,984
             ==========  ============   =========   ===========     ==========  ============  ==========  ============

--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.
2  See Note 4.
3 On January 31, 2000,PreservationPlus Service Class was renamed PreservationPlus Investment Class.
4  On December 31, 1999, PreservationPlus Investment Class was liquidated.

NOTE 4 -- ADDITIONAL DISTRIBUTIONS
In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

On December 4, 1998, the Fund declared a capital gain distribution of $.05 per share and a corresponding reverse stock split of $.995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

NOTE 5 -- FUND NAME CHANGE
On January 31, 2000 the Fund changed its name from BT PreservationPlus Fund to PreservationPlus.

--------------------------------------------------------------------------------
                                       18

PreservationPlus
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
BT Pyramid MutualFunds -- PreservationPlus

We have audited the accompanying statement of assets and liabilities of PreservationPlus (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/S/SIGNATURE ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 3, 2000

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended September 30, 2000

The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended September 30, 2000, 11.70% have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
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SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                      VALUE
--------------------------------------------------------------------------------

            INVESTMENTS IN UNAFFILIATED ISSUERS
            ASSET-BACKED SECURITIES -- 28.6%
            American Express Credit Card:
$2,000,000    7.60%, 8/15/02 ................  $ 2,015,610
 1,000,000    5.90%, 4/15/04 ................      982,845
   550,000    5.95%, 12/15/06 ...............      536,984
            AT&T Master Trust 1995,
 2,000,000    5.95%, 10/17/02 ...............    2,000,530
            California Infrastructure PG&E:
 3,000,000    6.38%, 9/25/08 ................    2,951,535
 2,000,000    6.42%, 9/25/08 ................    1,966,390
            Capital Auto Receivables Asset Trust,
 1,000,000    5.68%, 8/15/04 ................      989,145
            Capital One,
 2,000,000    5.43%, 1/15/07 ................    1,926,130
            Carco Auto Loan Master Trust,
   500,000    5.78%, 3/15/04 ................      493,327
            Chase Credit Card Master Trust:
 1,500,000    6.00%, 8/15/05 ................    1,478,692
   250,000    6.66%, 1/15/07 ................      249,531
   300,000    7.09%, 2/15/09 ................      302,623
            Chase Manhattan,
   300,000    7.407%, 9/25/11 ...............      297,973
            Citibank Credit Card Master Trust:
 2,000,000    5.85%, 4/10/03 ................    1,991,050
 1,500,000    6.65%, 11/15/06 ...............    1,489,388
   650,000    6.10%, 5/15/08 ................      626,616
 3,500,000    5.875%, 3/10/11 ...............    3,254,107
            COMED Transitional Funding Trust,
 1,000,000    5.44%, 3/25/07 ................      955,515
            DHMT 1998 -- 1 A,
 2,000,000    5.90%, 5/25/06 ................    1,951,730
            Discover Card Master Trust:
 2,000,000    5.80%, 9/16/03 ................    1,986,250
 1,000,000    5.85%, 1/17/06 ................      975,225
 1,000,000    5.60%, 5/16/06 ................      963,325
 2,000,000    6.20%, 5/16/06 ................    1,969,962
            EQCC Home Equity Loan Trust,
    23,924    6.54%, 4/15/11 ................       23,935
            Federal National Mortgage Assoc.,
 1,000,000    5.98%, 9/15/08 ................      965,265
            First Bank Corporate Card Master Trust,
 3,000,000    6.40%, 2/15/03 ................    2,987,265
            First USA Credit Card Master Trust:
 5,000,000    6.42%, 3/17/05 ................    4,985,325
 1,000,000    5.28%, 9/18/06 ................      959,215
 2,000,000    5.91%, 1/17/07 ................    2,002,230

            Fleet Credit Card Master Trust:
 2,000,000    6.00%, 11/15/05 ...............    1,974,270
   250,000    6.90%, 4/16/07 ................      251,596
            Ford Credit Auto Loan Master Trust,
10,000,000    7.09%, 11/17/03 ...............   10,063,450
            Green Tree Financial Corp.,
 3,400,000    6.82%, 5/15/29 ................    3,306,891
            MBNA Master Credit Trust:
   250,000    6.40%, 1/18/05 ................      249,179
 3,000,000    6.55%, 1/15/07 ................    2,983,935
   450,000    6.60%, 4/16/07 ................      448,018
 2,000,000    5.971%, 11/17/08 ..............    2,003,730
   850,000    5.90%, 8/15/11 ................      795,808
 3,750,000    7.00%, 2/15/12 ................    3,765,881
            NationsBank Credit Card Master Trust,
 3,000,000    6.00%, 12/15/05 ...............    2,943,615
            Peco Energy Transition Trust:
 1,745,000    6.05%, 3/1/09 .................    1,676,884
 1,200,000    6.13%, 3/1/09 .................    1,145,010
            Premier Auto Trust:
 2,000,000    5.96%, 10/8/02 ................    1,986,830
   750,000    5.82%, 12/6/02 ................      745,339
 1,000,000    5.19%, 4/8/03 .................      980,996
            Prime Credit Card Master Trust,
 2,000,000    6.75%, 11/15/05 ...............    1,997,830
            Providian Master Trust:
 1,000,000    6.25%, 6/15/07 ................      993,395
   200,000    7.49%, 8/17/09 ................      204,807
            Sears Credit Account Master Trust:
   916,667    5.80%, 8/15/05 ................      913,490
 1,000,000    6.05%, 1/15/08 ................      985,625
   500,000    5.65%, 3/17/09 ................      484,062
            Standard Credit Card Master Trust,
   700,000    5.95%, 10/7/04 ................      685,744
            Superior Wholesale Inventory
              Financing Trust,
 2,000,000    5.505%, 5/15/06 ...............    1,997,890
            West Penn Funding LLC,
   750,000    6.98%, 12/26/08 ...............      749,276
                                               -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $89,769,134) .......................   88,611,269
                                               -----------
            CORPORATE DEBT -- 26.8%
            FINANCIALS -- 13.7%
            Abbey National PLC,
   200,000    6.69%, 10/17/05 ...............      196,749
            ABN Amro Bank:
 1,000,000    7.55%, 6/28/06 ................    1,021,042
   200,000    7.125%, 6/18/07 ...............      199,105
            Allstate Corp.,
   250,000    7.20%, 12/1/09 ................      243,645
            American General Finance,
 1,000,000    5.90%, 1/15/03 ................      978,826
            Asian Development Bank,
 1,000,000    5.75%, 5/19/03 ................      981,584


See Notes to Financial Statements.
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                                       20

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--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                      VALUE
--------------------------------------------------------------------------------

            Bank America Corp.:
$  300,000    7.50%, 10/15/02 ................  $  303,496
 1,000,000    6.625%, 6/15/04 ................     991,117
   400,000    7.125%, 5/12/05 ................     402,975
            Bank of New York,
   200,000    7.30%, 12/1/09 .................     199,663
            Barclays Bank PLC,
   140,000    7.40%, 12/15/09 ................     138,352
            Bear Stearns Co.,
   300,000    6.15%, 3/2/04 ..................     290,924
            Chase Manhattan Corp.,
 2,000,000    7.125%, 2/1/07 .................   1,998,096
            Chrysler Financial Corp.,
   200,000    6.95%, 3/25/02 .................     200,337
            CIT Group:
   500,000    5.50%, 2/15/04 .................     475,504
   150,000    7.125%, 10/15/04 ...............     149,732
            CNA Financial,
 1,000,000    6.45%, 1/15/08 .................     885,465
            Commercial Credit Co.,
    90,000    7.375%, 3/15/02 ................      90,631
            First Union National Bank,
   300,000    7.125%, 10/15/06 ...............     294,820
            Fleet Financial Group,
   200,000    7.375%, 12/1/09 ................     197,848
            Ford Motor Credit:
   375,000    9.00%, 9/15/01 .................     380,414
 4,000,000    6.19%, 10/15/02 ................   3,998,076
 2,000,000    6.00%, 1/14/03 .................   1,956,936
   200,000    7.25%, 1/15/03 .................     200,784
   250,000    6.70%, 7/16/04 .................     245,089
   250,000    7.75%, 3/15/05 .................     254,197
   400,000    7.60%, 8/1/05 ..................     404,118
   700,000    7.375%, 10/28/09 ...............     686,266
            General Electric Capital Corp.,
   500,000    8.625%, 6/15/08 ................     548,104
            General Motors Acceptance Corp.:
 1,300,000    6.875%, 7/15/01 ................   1,300,194
 2,000,000    7.035%, 12/17/01 ...............   2,006,424
   500,000    6.625%, 1/10/02 ................     498,686
 1,000,000    6.75%, 3/15/03 .................     991,624
 1,000,000    7.125%, 5/1/03 .................   1,004,758
   650,000    7.50%, 7/15/05 .................     659,184
            Goldman Sachs Group:
   325,000    7.625%, 8/17/05 ................     331,832
   175,000    6.65%, 5/15/09 .................     165,802
   200,000    7.35%, 10/1/09 .................     198,304
            Heller Financial,
   150,000    6.00%, 3/19/04 .................     144,198
            Household Finance Co.:
 1,000,000    8.375%, 11/15/01 ...............   1,015,221
   400,000    6.00%, 5/1/04 ..................     385,349
   300,000    8.00%, 7/15/10 .................     309,713
            Household Netherlands BV,
   250,000    6.20%, 12/1/03 .................     243,560
            International Lease Finance Corp.,
   200,000    6.375%, 2/15/02 ................     198,963
            J.P. Morgan, Inc.,
 1,000,000    6.70%, 11/1/07 .................     968,029
            John Deere Capital,
   250,000    6.00%, 2/15/09 .................     226,535
            KFW International Finance,
   120,000    8.20%, 6/1/06 ..................     127,769
            Lehman Brothers Holdings, Inc.:
   195,000    7.00%, 5/15/03 .................     194,969
   400,000    6.125%, 7/15/03 ................     391,210
   150,000    7.75%, 1/15/05 .................     152,536
   150,000    7.875%, 11/1/09 ................     151,767
            Lehman Brothers, Inc.,
   400,000    7.25%, 4/15/03 .................     402,147
            McDonald's Corp.,
 2,000,000    6.50%, 8/1/07 ..................   1,955,774
            Mellon Financial,
 1,000,000    6.375%, 2/15/10 ................     929,884
            Merrill Lynch & Co.:
 1,000,000    6.00%, 2/12/03 .................     982,970
   500,000    6.875%, 3/1/03 .................     499,974
            Morgan Stanley Group:
   750,000    8.33%, 1/15/07 .................     795,997
 1,250,000    6.875%, 3/1/07 .................   1,233,489
            NationsBank,
 1,000,000    5.75%, 3/15/01 .................     995,485
            Norwest Corp.,
 1,000,000    8.15%, 11/1/01 .................   1,014,385
            Rockwell International,
 2,000,000    6.15%, 1/15/08 .................   1,845,020
            Society National Bank,
   200,000    7.25%, 6/1/05 ..................     199,449
            Toyota Motor Credit,
   500,000    5.50%, 12/15/08 ................     448,948
            Transamerica Finance Corp.,
   150,000    6.125%, 11/1/01 ................     148,741
            Wells Fargo Co.,
   150,000    7.25%, 8/24/05 .................     151,964
                                               -----------
                                                42,184,749
                                               -----------
            INDUSTRIAL -- 7.7%
            Abbott Labs,
 1,000,000    6.40%, 12/1/06 .................     986,934
            Alcoa Inc.,
   300,000    7.375%, 8/1/10 .................     303,914


See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                      VALUE
--------------------------------------------------------------------------------

            Amoco Canada,
$  600,000    7.25%, 12/1/02 .................  $  606,417
            Anheuser Busch,
 2,000,000    9.00%, 12/1/09 .................   2,242,806
            BP America, Inc.,
 1,000,000    7.875%, 5/15/02 ................   1,020,170
            Campbell Soup Co.,
   150,000    6.15%, 12/1/02 .................     148,868
            Caterpillar,
   100,000    7.25%, 9/15/09 .................      98,463
            Conoco:
   250,000    5.90%, 4/15/04 .................     242,195
   360,000    6.35%, 4/15/09 .................     341,785
            DaimlerChrysler:
   175,000    6.90%, 9/1/04 ..................     174,393
   425,000    7.20%, 9/1/09 ..................     415,744
   350,000    8.00%, 6/15/10 .................     361,313
            Diageo Capital PLC,
 1,000,000    6.125%, 8/15/05 ................     963,589
            E.I. duPont de Nemours Co.,
   300,000    6.875%, 10/15/09 ...............     295,393
            GTE Southwest:
 1,000,000    6.54%, 12/1/05 .................     977,229
 1,000,000    6.23%, 1/1/07 ..................     952,564
            Hanson Overseas,
 2,000,000    6.75%, 9/15/05 .................   1,941,306
            IBM Corp.:
   125,000    5.10%, 11/10/03 ................     119,359
   300,000    5.375%, 2/1/09 .................     269,126
            Lucent Technologies, Inc.,
 1,000,000    5.50%, 11/15/08 ................     892,139
            Mattel, Inc.,
   750,000    6.125%, 7/15/05 ................     677,397
            Procter & Gamble,
 1,000,000    5.25%, 9/15/03 .................     970,848
            Rohm & Haas Co.,
   150,000    6.95%, 7/15/04 .................     149,871
            Sears Roebuck,
   500,000    6.125%, 1/15/06 ................     469,234
            Sears Roebuck Acceptance Corp.,
 2,000,000    7.00%, 6/15/07 .................   1,911,310
            Sony Corp.,
 1,000,000    6.125%, 3/4/03 .................     986,035
            TCI Communications, Inc.,
 1,000,000    8.65%, 9/15/04 .................   1,047,451
            Texaco Capital, Inc.,
 1,500,000    8.50%, 2/15/03 .................   1,556,921
            TRW,
 1,000,000    6.05%, 1/15/05 .................     939,612
            United Technology Corp.,
   200,000    7.00%, 9/15/06 .................     201,061
            Wal-Mart Stores:
   100,000    6.50%, 6/1/03 ..................      99,547
   300,000    6.875%, 8/10/09 ................     296,985
            Walt Disney Co.,
 1,000,000    6.75%, 3/30/06 .................   1,000,221
            Weyerhaeuser Co.,
   250,000    7.25%, 7/1/13 ..................     238,686
                                               -----------
                                                23,898,886
                                               -----------
            OTHER -- 1.7%
            Electronic Data Systems:
   150,000    6.85%, 10/15/04 ................     149,797
   115,000    7.125%, 10/15/09 ...............     113,850
            InterAmerican Development Bank:
 1,750,000    8.50%, 5/1/01 ..................   1,768,807
   200,000    6.125%, 10/4/02 ................     198,735
   150,000    6.50%, 10/20/04 ................     149,907
 1,000,000    6.125%, 3/8/06 .................     979,401
   750,000    5.375%, 11/18/08 ...............     684,290
            International Bank for Reconstruction
              & Development,
 1,000,000    5.625%, 3/17/03 ................     980,824
            Whitman Corp.,
   160,000    6.00%, 5/1/04 ..................     155,044
            Xerox Capital Europe PLC,
   150,000    5.875%, 5/15/04 ................     139,035
                                               -----------
                                                 5,319,690
                                               -----------
            UTILITY -- 3.7%
            AT&T Corp.,
 1,000,000    5.625%, 3/15/04 ................     956,291
            Atlantic Richfield,
   375,000    5.55%, 4/15/03 .................     367,075
            Central & Southwest Corp.,
 1,000,000    7.25%, 10/1/04 .................   1,004,916
            Chesapeake & Potomac Telephone,
   800,000    7.125%, 1/15/02 ................     800,493
            Chevron Corp.,
   250,000    6.625%, 10/1/04 ................     248,749
            Consolidated Natural Gas,
 2,000,000    6.625%, 12/1/08 ................   1,888,190
            Cox Communications,
   200,000    6.15%, 8/1/03 ..................     194,391
            Deutsche Telekom International Finance:
   600,000    7.75%, 6/15/05 .................     614,813
   200,000    8.00%, 6/15/10 .................     205,614
            GTE North, Inc.,
 1,000,000    5.65%, 11/15/08 ................     897,336
            Illinois Power,
   400,000    5.54%, 6/25/09 .................     375,830
            MCI Worldcom,
   400,000    6.25%, 8/15/03 .................     392,144



See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE
--------------------------------------------------------------------------------

            VF Corp.,
$1,000,000    9.50%, 5/1/01 .............  $ 1,013,803
            Virginia Electric Power,
 1,000,000    6.75%, 2/1/07 .............      968,073
            Wisconsin Electric Power,
 1,000,000    7.25%, 8/1/04 .............    1,005,806
            Wisconsin Power & Light,
   570,000    7.00%, 6/15/07 ............      562,593
                                           -----------
                                            11,496,117
                                           -----------
TOTAL CORPORATE DEBT
   (Cost $85,939,861) ...................   82,899,442
                                           -----------
            FOREIGN DEBT -- 2.4%
            Ahold Finance USA,
   150,000    6.25%, 5/1/09 .............      133,843
            Asian Development Bank,
   100,000    6.50%, 10/21/02 ...........       99,848
            Canada Government:
   200,000    6.375%, 11/30/04 ..........      198,358
 1,000,000    5.25%, 11/5/08 ............      909,722
            Corp Andina de Fomento,
   125,000    7.75%, 3/1/04 .............      126,098
            Deutsche Ausgleichsbank,
   275,000    6.50%, 9/15/04 ............      273,753
            Dresdner Bank,
   300,000    6.625%, 9/15/05 ...........      292,474
            HSBC Americas,
   125,000    6.625%, 3/1/09 ............      117,575
            HSBC Holding PLC,
   340,000    7.50%, 7/15/09 ............      339,330
            Italy Global Bond,
   350,000    6.00%, 9/27/03 ............      344,867
            Kingdom of Sweden,
   350,000    6.50%, 3/4/03 .............      348,950
            National Westminster Bank,
   200,000    7.375%, 10/1/09 ...........      197,512
            Nippon Telegraph & Telephone,
   150,000    6.00%, 3/25/08 ............      140,102
            Province of Ontario:
   500,000    7.375%, 1/27/03 ...........      507,875
 1,000,000    6.00%, 2/21/06 ............      963,315
            Province of Quebec:
   500,000    7.00%, 1/30/07 ............      501,851
   150,000    5.75%, 2/15/09 ............      137,696
            Repsol Intl Finance,
   325,000    7.45%, 7/15/05 ............      328,851
            Republic of Chile,
    75,000    6.875%, 4/28/09 ...........       70,584
            Republic of Finland,
   550,000    7.875%, 7/28/04 ...........      571,948
            Republic of Ireland,
   300,000    7.875%, 12/1/01 ...........      303,117
            Republic of Portugal,
   150,000    5.75%, 10/8/03 ............      145,889
            Santander Financial Issuances,
   150,000    7.00%, 4/1/06 .............      147,652
            Telefonica Europe,
    35,000    7.35%, 9/15/05 ............       35,192
            Westdeutsche Landesbank,
   125,000    6.05%, 1/15/09 ............      114,421
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $7,599,043) ....................    7,350,823
                                           -----------
            MORTGAGE BACKED SECURITIES &
            AGENCY OBLIGATIONS -- 32.2%
            Federal Farm Credit Bank,
 2,000,000    5.233%, 5/17/01 ...........    2,000,720
            FGLMC Gold,
 1,938,910    6.00%, 5/1/29 .............    1,817,835
            FHLMC:
 1,000,000    6.25%, 10/15/02 ...........      995,882
   750,000    6.25%, 7/15/04 ............      743,476
   150,000    6.625%, 9/15/09 ...........      148,373
 4,000,000    7.00%, 3/1/23 .............    3,919,988
            FHLMC Gold:
   500,000    5.75%, 3/15/09 ............      466,509
   845,250    5.50%, 11/1/13 ............      799,922
   835,004    6.00%, 12/1/13 ............      805,419
   122,840    7.50%, 4/1/27 .............      123,025
   233,349    7.50%, 6/1/27 .............      233,700
    40,784    7.50%, 10/1/27 ............       40,845
 2,785,037    6.00%, 12/1/28 ............    2,611,126
 2,605,440    6.50%, 12/1/28 ............    2,507,566
            FHLMC TBA:
 1,000,000    7.50%, 5/1/07 .............    1,008,435
 1,000,000    6.00%, 4/1/08 .............      963,747
 2,000,000    6.00%, 11/1/08 ............    1,990,620
 3,000,000    6.50%, 11/1/08 ............    2,943,741
 4,000,000    7.50%, 5/1/22 .............    3,996,240
 3,000,000    6.50%, 11/1/23 ............    2,883,741
            FNCL:
   523,097    6.50%, 1/1/14 .............      513,657
   746,346    7.00%, 2/1/14 .............      743,560
   909,241    6.00%, 12/1/28 ............      852,095
   750,926    6.50%, 12/1/28 ............      723,261
   849,357    6.00%, 12/15/28 ...........      799,616
   803,047    7.00%, 1/1/29 .............      787,925
   902,917    6.50%, 1/15/29 ............      870,629
 4,656,545    6.50%, 2/1/29 .............    4,475,847


See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                     VALUE
--------------------------------------------------------------------------------

$2,317,947    6.50%, 2/1/29 .................  $ 2,227,874
   851,111    7.00%, 3/1/29 .................      834,758
 3,779,159    6.00%, 7/1/29 .................    3,534,745
 2,882,163    6.50%, 8/1/29 .................    2,770,165
   956,502    6.50%, 11/1/29 ................      919,334
            FNMA:
   700,000    6.25%, 11/15/02 ...............      696,938
 1,000,000    6.50%, 8/15/04 ................      999,538
   382,945    6.50%, 5/1/05 .................      378,570
   359,220    6.50%, 6/1/05 .................      355,116
 2,000,000    6.50%, 11/1/07 ................    1,961,244
 1,000,000    5.25%, 1/15/09 ................      904,523
   303,230    7.00%, 9/1/12 .................      302,284
 1,691,628    8.00%, 5/1/17 .................    1,725,058
    91,845    8.50%, 1/1/20 .................       94,579
 7,000,000    7.00%, 9/1/21 .................    6,859,979
 4,000,000    7.50%, 9/1/21 .................    3,992,488
 1,172,023    8.00%, 12/1/21 ................    1,195,368
 1,000,000    6.50%, 4/1/23 .................      960,310
   329,355    8.00%, 12/1/23 ................      335,916
   450,000    8.50%, 7/1/25 .................      460,686
   794,634    6.50%, 10/1/27 ................      765,107
            FNMA TBA:
 1,000,000    7.00%, 9/1/06 .................      994,685
 1,000,000    7.50%, 9/1/06 .................    1,007,810
 2,000,000    6.00%, 4/1/08 .................    1,924,994
            GNMA:
   313,952    9.00%, 11/15/20 ...............      329,486
   491,788    8.00%, 5/15/22 ................      503,033
   181,139    8.50%, 2/15/23 ................      187,184
   130,066    8.50%, 4/15/23 ................      134,407
   190,429    8.50%, 8/15/28 ................      196,284
   549,273    6.50%, 10/15/28 ...............      529,644
   310,851    6.50%, 11/15/28 ...............      299,742
    37,602    6.50%, 1/15/29 ................       36,257
 1,865,051    6.50%, 2/15/29 ................    1,798,359
   770,930    6.00%, 7/15/29 ................      724,410
            GNMA TBA:
 1,000,000    6.50%, 5/1/08 .................      986,872
 4,000,000    8.00%, 8/1/21 .................    4,072,488
 6,000,000    7.00%, 9/1/21 .................    5,911,860
 5,000,000    7.50%, 9/1/21 .................    5,015,610
            Sallie Mae,
 2,000,000    5.653%, 6/8/01 ................    1,999,758
                                              ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $100,179,736) ......................   99,694,963
                                              ------------
            US TREASURY SECURITIES -- 3.2%
            US Treasury Notes:
   500,000    5.25%, 5/15/04 ................      489,375
 2,475,000    7.25%, 5/15/04 ................    2,580,962
 1,500,000    7.875%, 11/15/04 ..............    1,605,470
 2,000,000    7.50%, 2/15/05 ................    2,122,500
 2,000,000    5.50%, 2/15/08 ................    1,952,344
 1,000,000    6.00%, 8/15/09 ................    1,004,375
                                              ------------
TOTAL US TREASURY SECURITIES
   (Cost $9,659,043) ........................    9,755,026
                                              ------------
            SHORT-TERM INSTRUMENTS -- 18.9%
            US TREASURY BILL -- 7.7%
            US Treasury Bill,
24,000,000    5.93%, 12/7/00 ................   23,736,432
                                              ------------
            INVESTMENTS IN AFFILIATED
            INVESTMENT COMPANIES
            MUTUAL FUND -- 11.2%
34,854,329   Cash Management Institutional ..   34,854,329
                                              ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $58,590,659) .......................   58,590,761
                                              ------------
TOTAL INVESTMENTS
   (Cost $351,737,476) .............  112.1%   346,902,284
                                              ------------
WRAPPER AGREEMENTS1
Bank of America NT & SA ....................     2,355,136
National Westminster Bank PLC ..............     2,254,107
Credit Suisse Financial Products ...........     2,253,412
Transamerica Life Insurance & Annuity Co. ..     2,342,101
                                              ------------
TOTAL WRAPPER AGREEMENTS ...........    3.0%     9,204,756
                                              ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (15.1)   (46,646,802)
                                      -----   ------------
NET ASSETS .........................  100.0%  $309,460,238
                                      =====   ============

--------------------------------------------------------------------------------
1 Wrapper Agreements -- Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

The following abbreviations are used in portfolio descriptions:
FGLMC -- Federal Government Loan Mortgage Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNCL --  Federal  National  Mortgage  Association  Class  Loan
FNMA --  Federal National Mortgage Association
GNMA -- Government National Mortgage Association
TBA -- To be announced securities. TBA's represent firm commitments of the Portfolio for securities authorized for issuance but not yet actually issued.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
   Investments in Unaffiliated Issuers at Value (Cost of $316,883,147) .............................  $312,047,955
   Investments in Affiliated InvestmentCompanies, at Value (Cost of $34,854,329) ...................    34,854,329
   Interest Receivable1 ............................................................................     2,778,859
   Receivable for Securities Sold ..................................................................    14,171,775
   Due from Bankers Trust ..........................................................................       151,677
   Wrapper Agreements ..............................................................................     9,204,756
                                                                                                      ------------
Total Assets .......................................................................................   373,209,351
                                                                                                      ------------
LIABILITIES
   Payable for Securities Purchased ................................................................    63,524,623
   Accrued Expenses and Other ......................................................................       224,490
                                                                                                      ------------
Total Liabilities ..................................................................................    63,749,113
                                                                                                      ------------
NET ASSETS .........................................................................................  $309,460,238
                                                                                                      ============

--------------------------------------------------------------------------------
1 Includes  $179,411 from the  Portfolio's  investment in Affiliated  Investment
  Companies.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest Income .................................................................................  $20,234,465
   Credited Rate Interest ..........................................................................      596,396
                                                                                                      -----------
Total Investment Income ............................................................................   20,830,861
                                                                                                      -----------
EXPENSES
   Advisory Fees ...................................................................................    1,085,372
   Wrapper Fees ....................................................................................      368,444
   Administration and Service Fees .................................................................      169,803
   Professional Fees ...............................................................................       18,891
   Trustees Fees ...................................................................................        2,165
   Miscellaneous ...................................................................................        2,594
                                                                                                      -----------
Total Expenses .....................................................................................    1,647,269
Less: Fee Waivers or Expense Reimbursements ........................................................     (458,651)
                                                                                                      -----------
Net Expenses .......................................................................................    1,188,618
                                                                                                      -----------
NET INVESTMENT INCOME ..............................................................................   19,642,243
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   WRAPPER AGREEMENTS
   Realized Gain from Investment Transactions ......................................................      278,459
   Net Change in Unrealized Appreciation/Depreciation on Investments ...............................      681,310
   Net Change in Unrealized Appreciation/Depreciation on WrapperAgreements .........................     (959,769)
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   WRAPPER AGREEMENTS ..............................................................................           --
                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................................  $19,642,243
                                                                                                      ===========



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            FOR THE YEARS ENDED SEPTEMBER 30,
                                                                               2000                   1999
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................................  $  19,642,243          $  16,199,271
   Net Realized Gain (Loss) on Investments .............................        278,459             (2,122,205)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments ....................................................        681,310             (9,468,496)
   Net Change in Unrealized Appreciation/Depreciation
     on Wrapper Agreements .............................................       (959,769)            11,590,701
                                                                          -------------          -------------
Net Increase in Net Assets from Operations .............................     19,642,243             16,199,271
                                                                          -------------          -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ......................................    126,419,481            210,131,938
   Value of Capital Withdrawn ..........................................   (177,357,279)          (118,126,797)
                                                                          -------------          -------------
Net Increase (Decrease) in Net Assets from
   Capital Transactions ................................................    (50,937,798)            92,005,141
                                                                          -------------          -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................    (31,295,555)           108,204,412
NET ASSETS
   Beginning of Year ...................................................    340,755,793            232,551,381
                                                                          -------------          -------------
   End of Year .........................................................  $ 309,460,238          $ 340,755,793
                                                                          =============          =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       27

PreservationPlus Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              FOR THE PERIOD
                                                                                             OCTOBER 1, 19971
                                                  FOR THE YEARS ENDED SEPTEMBER 30,               THROUGH
                                                      2000                 1999             SEPTEMBER 30, 1998
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) .........  $309,460             $340,756                 $232,551
   Ratios to Average Net Assets:
     Net Investment Income ........................      5.79%                5.57%                    5.80%
     Expenses After Waivers .......................      0.35%                0.35%                    0.35%
     Expenses Before Waivers ......................      0.49%                0.50%                    0.54%
   Portfolio Turnover Rate ........................       237%                 291%                     428%

--------------------------------------------------------------------------------
1 Commencement of operations.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       28

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The PreservationPlus Portfolio (the "Portfolio"), a series of BTInvestment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and began operations on October 1, 1997 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust Company pursuant to procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into "TBA" (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described previously under "Valuation of Securities".

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                       29

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .35% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Institutional Cash Management.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2001, to the extent necessary, to limit all expenses to .35% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to thePortfolio for the year ended September 30, 2000 amounted to $3,969,566 and is included in interest income.

The Fund is a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for the Portfolio under the credit facility for the year ended September 30, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2000, were $681,555,580 and $676,779,113, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 2000, was $353,381,449. The aggregate gross unrealized appreciation was $919,700, and the aggregate gross unrealized depreciation for all investments was $5,754,892 as of September 30, 2000.

NOTE 4 -- WRAPPER AGREEMENTS
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of portfolio securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

NOTE 5 -- PORTFOLIO NAME CHANGE
On January 31, 2000, the Portfolio changed its name from BT PreservationPlus Portfolio to PreservationPlus Portfolio.

--------------------------------------------------------------------------------
                                       30

PreservationPlus Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
BT Investment Portfolios -- PreservationPlus Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of PreservationPlus Portfolio (the "Portfolio") as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Portfolio at September 30, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/S/SIGNATURE/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 3, 2000

--------------------------------------------------------------------------------
                                       31

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

PreservationPlus                                              CUSIP #055847834
                                                                    #055847818
                                                                    #055847826
                                                               PPLUSANN (9/00)

Distributed by:
ICC Distributors, Inc.